UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
              Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        First Trust Bank
Address:     P.O. Box N-7776
             Lyford Cay, Nassau, Bahamas


Form 13F File Number:     028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Betty A. Roberts

Title:     Chief Executive Officer

Phone:     242-362-4904


Signature, Place and Date of Signing:

  /s/ Betty A. Roberts         Lyford Cay, Nassau, Bahamas     January 25, 2012

          [Signature]            [City, State]                       [Date]


Report Type (Check only one)

[  ]     13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[  ]     13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X]     13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-10874                 Steinberg Global Asset Management, Ltd.
28-05601                 Thomas White International, Ltd.
28-10411                 Aegis Financial Corp.
28-01260                 First Manhattan Co.
28-13078                 Edinburgh Partners Ltd.
28-10104                 Altrinsic Global Advisors, LLC
28-05163                 Kinetics Asset Management, Inc.
28-10309                 DSM Capital Partners
28-04825                 Baillie Gifford & Co.
28-04121                 Davis Selected Advisers, LP
28-05990                 Acadian Asset management LLC
28-14100                 Sanders Capital, LLC
28-05620                 Brandes Investment Partners, LP

                             FORM 13F SUMMARY PAGE
Report Summary:

           Number of Other Included Managers:             0

           Form 13F Information Table Entry Total:       13

           Form 13F Information Table Value Total:   $70,285
                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                             FORM 13F INFORMATION TABLE

Column 1         Column 2   Column 3   Column 4   Column 5     Column 6  Column 7                     Column 8

                                                  Shares or
                 Title of              Value      Principal    SH/      PUT/  Investment  Other        Voting Authority
Name of Issuer   Class      Cusip      (x$1,000)  Amount       PRN      CALL  Discretion  Managers    Sole   Shared   None

AGRIUM INC       COM        008916108     5,485      81,732    SH              Sole        None       81,732

BERKSHIRE
HATHAWAY
INC DEL          CL A       084670108     8,607          75    SH              Sole        None           75


CANADIAN
NAT
RES LTD          COM        136385101     4,552     121,806    SH              Sole        None      121,806

CLOUD PEAK
ENERGY INC       COM        18911Q102     5,242     271,340    SH              Sole        None      271,340

CONOCOPHILLIPS   COM        20825C104     6,868      94,250    SH              Sole        None       94,250

DUKE
REALTY
CORP             COM NEW    264411505     6,204     514,850    SH              Sole        None      514,850

INTERNATIONAL
BUSINESS MACHS   COM        459200101     2,758      15,000    SH              Sole        None       15,000

JOHNSON
CTLS INC         COM        478366107     4,992     159,700    SH              Sole        None      159,700

MASTERCARD INC   CL A       57636Q104     7,453      20,000    SH              Sole        None       20,000

MICROSOFT
CORP             COM        594918104     4,605     177,400    SH              Sole        None      177,400

                 SPONSORED
POSCO            ADR        693483109     4,368      53,200    SH              Sole        None       53,200

                 SPONSORED
SASOL LTD        ADR        803866300     5,316     112,161    SH              Sole        None      112,161

WAL MART
STORES INC       COM        931142103     3,835      64,170    SH              Sole        None       64,170
